Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares | shares	0
Granted Number of restricted shares | shares	2,857,142
Ending balance Number of restricted shares | shares	2,857,142
Beginning Balance Weighted average grant date fair value per non-vested share | $ / shares	$ 0
Granted Weighted average grant date fair value per non-vested share | $ / shares	0.35
Ending balance Weighted average grant date fair value per non-vested share | $ / shares	$ 0.35